Post-Retirement Benefit Obligations - Summary of Principal Actuarial Assumptions Utilized (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rates for post-retirement benefits	4.10%	3.50%
Mortality rate	China Insurance Life Mortality Table (2010-2013). CL5 for Male and CL6 for Female	China Insurance Life Mortality Table (2010-2013). CL5 for Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%